Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: October 9, 2026

Payment Date	10/15/2026
Collection Period Start	9/1/2026
Collection Period End	9/30/2026
Interest Period Start	9/15/2026
Interest Period End	10/14/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$27,533,210.60	$13,986,824.83	$13,546,385.77	0.028519	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$166,913,210.60	$13,986,824.83	$152,926,385.77

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$183,257,114.99	$167,967,526.53	0.112297
YSOC Amount	$12,952,703.01	$11,649,939.38
Adjusted Pool Balance	$170,304,411.98	$156,317,587.15
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$27,533,210.60	4.87000%	30/360	$111,738.95
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$166,913,210.60			$692,749.95

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$183,257,114.99	$167,967,526.53
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$170,304,411.98	$156,317,587.15
Number of Receivables Outstanding	24,075	23,197
Weighted Average Contract Rate	4.03%	4.04%
Weighted Average Remaining Term (months)	19.2	18.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$618,397.92
Principal Collections	$15,199,729.34
Liquidation Proceeds	$119,138.24
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$15,937,265.50
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$15,937,265.50

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$152,714.26	$152,714.26	$—	$—	$15,784,551.24
Interest - Class A-1 Notes	$—	$—	$—	$—	$15,784,551.24
Interest - Class A-2 Notes	$—	$—	$—	$—	$15,784,551.24
Interest - Class A-3 Notes	$111,738.95	$111,738.95	$—	$—	$15,672,812.29
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$15,281,302.29
First Allocation of Principal	$—	$—	$—	$—	$15,281,302.29
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$15,224,011.29
Second Allocation of Principal	$—	$—	$—	$—	$15,224,011.29
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$15,163,443.29
Third Allocation of Principal	$—	$—	$—	$—	$15,163,443.29
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$15,091,801.29
Fourth Allocation of Principal	$10,595,623.45	$10,595,623.45	$—	$—	$4,496,177.84
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,496,177.84
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,104,976.46
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,104,976.46
Remaining Funds to Certificates	$1,104,976.46	$1,104,976.46	$—	$—	$—
Total	$15,937,265.50	$15,937,265.50	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$12,952,703.01
Increase/(Decrease)	$(1,302,763.63)
Ending YSOC Amount	$11,649,939.38

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$170,304,411.98	$156,317,587.15
Note Balance	$166,913,210.60	$152,926,385.77
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	12	$89,859.12
Liquidation Proceeds of Defaulted Receivables[2]	0.07%	192	$119,138.24
Monthly Net Losses (Liquidation Proceeds)			$(29,279.12)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.17%
Current Collection Period			(0.20)%
Four-Month Average Net Loss Ratio			0.03%
Cumulative Net Losses for All Periods			$4,644,357.73
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.56%	84	$932,897.14
60-89 Days Delinquent	0.27%	36	$447,525.28
90-119 Days Delinquent	0.07%	8	$115,482.22
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.89%	128	$1,495,904.64

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$96,674.53
Total Repossessed Inventory		12	$157,883.60

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		44	$563,007.50
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.27%
Preceding Collection Period			0.34%
Current Collection Period			0.34%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.41	0.24%	36	0.16%